Interest and Finance Cost	12 Months Ended
Dec. 31, 2015
Interest And Finance Cost Disclosure [Abstract]
Interest and Finance Cost
13.	Interest and Finance Cost:

The amounts in the accompanying consolidated statements of comprehensive income / (loss) are analyzed as follows:

	2013	2014	2015
Interest on long-term debt (Note 8)	1,460	1,796	2,359
Interest on Promissory Note (Note 3)	—	—	12
Capitalized interest (Note 5)	(306)	(228)	(13)
Loan commitment fees	169	—	—
Discount on early debt repayment	(1,114)	—	—
Amortization of deferred financing costs (Note 8)	193	136	173
Total	402	1,704	2,531